Other Income and Expenses, Net - Summary of Other Income and Expenses (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Other Income And Expenses 1 [abstract]
Foreign exchange losses on escrow account relating to class action settlement	$ 441